SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,264,639	$ 689,158
Commissions [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,255,799	684,873
Title [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	4,788	2,990
Mortgage Broker Income [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	4,010	1,295
Wallet [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 42